SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSOn September 7, 2020, Mr. Per Heiberg announced his resignation as Chief Financial Officer of Golden Ocean Management AS. Mr. Peder Simonsen has been appointed as his successor. As of September 8, 2020, Mr. Per Heiberg is still performing the function of Chief Financial Officer and will stay in this role up to September 9, 2020. There continues to be economic uncertainty relating to COVID-19 pandemic, the effect of this uncertainty remains unknown and can have a negative impact on our cash flows if market spot rates decrease to levels below our average cash break-even rates.